Financing Income (Expenses), Net (Details) - Schedule of Financing Income (Expenses), Net - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Financing Income (Expenses), Net [Abstract]
Fair value revaluation of warrants and pre-funded warrants	$ 73	$ 693	$ 1,166
Day 1 loss from issuance of financial instruments	(1,659)
Bank management fees and commissions	91	23	90
Exchange rate differences	36	(50)	(29)
Interest on lease liabilities	(6)	(8)	(15)
Issuance expenses	(531)
Total	$ (1,996)	$ 658	$ 1,212